FAS5 P1 01/18

SUPPLEMENT DATED JANUARY 29, 2018

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE LISTED FUNDS

FRANKLIN FUND ALLOCATOR SERIES

Franklin NextStep Conservative Fund

Franklin NextStep Moderate Fund

Franklin NextStep Growth Fund

Effective February 1, 2018, the Prospectus is amended as follows:

I.          The “Fund Summaries – Franklin NextStep Conservative Fund – Portfolio Managers” section on page 9 is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2016).

Stephen R. Lingard, MBA, CFA  Portfolio Manager of FTIC and portfolio manager of the Fund since inception (2016).

II.          The “Fund Summaries – Franklin NextStep Moderate Fund – Portfolio Managers” section on page 17 is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2016).

Stephen R. Lingard, MBA, CFA  Portfolio Manager of FTIC and portfolio manager of the Fund since inception (2016).

III.         The “Fund Summaries – Franklin NextStep Growth Fund – Portfolio Managers” section on page 26 is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2016).

Stephen R. Lingard, MBA, CFA  Portfolio Manager of FTIC and portfolio manager of the Fund since inception (2016).

IV.  The portfolio management team information starting with the third paragraph under the “FUND DETAILS – Management” section beginning on page 46 is replaced with the following:

The Fund is managed by a team of dedicated professionals. The portfolio managers of the team, including those of the Sub-Advisor, are as follows:

Thomas A. Nelson, CFA  Portfolio Manager of Advisers

Mr. Nelson has been a co-lead portfolio manager of the Fund since inception. He joined Franklin Templeton Investments in 2007.

Stephen R. Lingard, MBA, CFA  Portfolio Manager of FTIC

Mr. Lingard has been a co-lead portfolio manager of the Fund since inception. He joined Franklin Templeton Investments in 2007.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

As co-lead portfolio managers, Messrs. Nelson and Lingard are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. They have equal authority over all aspects of the Fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

Please keep this supplement with your prospectus for future reference.

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